Sullivan & Worcester LLP	T 212 660 3000
1633 Broadway	F 212 660 3001
New York, NY 10019	www.sandw.com

April 17, 2013

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Met Investors Series Trust

Registration Statement on Form N-1A

File No. 333-48456

CIK - 0001126087

Ladies and Gentlemen:

Pursuant to Rule 485(b) under the Securities Act of 1933, as amended, please accept for filing Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of Met Investors Series Trust (the “Trust”) relating to the Pyramis® Managed Risk Portfolio (the “Portfolio”). This filing reflects changes from Post-Effective Amendment No. 53 previously filed with the Securities and Exchange Commission (the “Commission”) on February 1, 2013, including the updating of certain information and the clarifications to the Prospectus and Statement of Additional Information made in response to certain comments from Mr. Min Oh of the Commission’s Staff.

The undersigned was responsible for the preparation and review of Post-Effective Amendment No. 57 and is of the opinion that Post-Effective Amendment No. 57 does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

Any questions or comments with respect to this filing may be directed to the undersigned at (212) 660-3067.

Very truly yours,

/s/ Matthew J. Van Wormer

Enclosures

cc:	Andrew L. Gangolf, Esq.
Michael P. Lawlor, Esq.
David C. Mahaffey, Esq.